INVENTORIES (Schedule of Movement on the Inventory Provision) (Details) - Provision for inventories [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Opening provision at January 1	$ 16,274	$ 12,063	$ 9,781
Charged during the year	2,291	7,391	5,589
Utilised during the year	(5,456)	(3,180)	(3,307)
Eliminated on disposal of business	(1,765)	0	0
Closing provision at December 31	$ 11,344	$ 16,274	$ 12,063